CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Total Stockholders' Equity Attributable to Penske Automotive Group USD ($)	Voting and Non-voting Common Stock	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Non-controlling Interest USD ($)
Balance at Dec. 31, 2010	$ 1,055.0	$ 1,050.7		$ 738.7	$ 312.1	$ (0.1)	$ 4.3
Balance (in shares) at Dec. 31, 2010			92,099,552
Increase (decrease) in stockholders' equity
Equity compensation	5.1	5.1		5.1
Equity compensation (in shares)			391,904
Exercise of options, including tax benefit of $0.2	3.4	3.4		3.4
Exercise of options, including tax benefit of $0.2 (in shares)			235,668
Repurchase of common stock	(44.3)	(44.3)		(44.3)
Repurchase of common stock (in shares)			(2,449,768)
Dividends ($0.62 ,$0.46 and $0.24 per share for the period 2013 ,2012 and 2011)	(22.0)	(22.0)			(22.0)
Distributions to non-controlling interests	(1.4)						(1.4)
Purchase of subsidiary shares from non-controlling interest	(0.8)	(0.8)		(0.8)
Sale of subsidiary shares to non-controlling interest	0.3	0.2		0.2			0.1
Foreign currency translation	(5.8)	(5.8)				(5.8)
Interest rate swaps	(9.6)	(9.6)				(9.6)
Other	(8.7)	(8.7)				(8.7)
Net income	178.3	176.9			176.9		1.4
Balance at Dec. 31, 2011	1,149.5	1,145.1		702.3	467.0	(24.2)	4.4
Balance (in shares) at Dec. 31, 2011			90,277,356
Increase (decrease) in stockholders' equity
Equity compensation	6.6	6.6		6.6
Equity compensation (in shares)			423,040
Repurchase of common stock	(9.8)	(9.8)		(9.8)
Repurchase of common stock (in shares)			(405,631)
Dividends ($0.62 ,$0.46 and $0.24 per share for the period 2013 ,2012 and 2011)	(41.5)	(41.5)			(41.5)
Repurchase of 3.5% senior subordinated convertible notes	0.6	0.6		0.6
Distributions to non-controlling interests	(1.4)						(1.4)
Sale of subsidiary shares to non-controlling interest	7.5	0.3		0.3			7.2
Foreign currency translation	18.5	18.3				18.3	0.2
Interest rate swaps	1.0	1.0				1.0
Other	(1.9)	(1.9)				(1.9)
Net income	187.2	185.5			185.5		1.7
Balance at Dec. 31, 2012	1,316.3	1,304.2		700.0	611.0	(6.8)	12.1
Balance (in shares) at Dec. 31, 2012			90,294,765
Increase (decrease) in stockholders' equity
Equity compensation	9.2	9.2		9.2
Equity compensation (in shares)			456,784
Repurchase of common stock	(15.8)	(15.8)		(15.8)
Repurchase of common stock (in shares)			(507,818)
Dividends ($0.62 ,$0.46 and $0.24 per share for the period 2013 ,2012 and 2011)	(56.0)	(56.0)			(56.0)
Distributions to non-controlling interests	(1.3)						(1.3)
Sale of subsidiary shares to non-controlling interest	4.5	0.2		0.2			4.3
Deconsolidation of Italian investment	(8.3)						(8.3)
Reconsolidation of Italian investment	8.9						8.9
Foreign currency translation	11.5	11.0				11.0	0.5
Interest rate swaps	4.0	4.0				4.0
Other	3.4	3.4				3.4
Net income	245.7	244.2			244.2		1.5
Balance at Dec. 31, 2013	$ 1,522.1	$ 1,504.4		$ 693.6	$ 799.2	$ 11.6	$ 17.7
Balance (in shares) at Dec. 31, 2013			90,243,731